Note 6 - Acquisition-related Items (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contingent Consideration Compensation Expense	$ (42,762)	$ 50,646
The 2024 Acquisitions [Member]
Contingent Consideration Compensation Expense	$ 1,072